LONG-TERM OTHER RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2012
Other Assets, Noncurrent Disclosure [Abstract]
Schedule Of Long Term Receivables Table [Text Block]
	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Long-term receivable related to the borrowing from a third party	-	4,247
Less: Long-term borrowing from a third party	-	3,000
Long-term other receivables	-	1,247